Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16:- SUBSEQUENT EVENTS

In February 2021, the Company issued 45,000,000 ordinary shares represented by 1,500,000 ADSs in exchange for exercise of warrants. Total consideration received by the Company was $2,250.

On March 16, 2021, the Company announced it has signed an exclusive distribution agreement with Switzerland-based Ewopharma for Piclidenoson in the treatment of psoriasis and Namodenoson in the treatment of liver diseases namely, hepatocellular carcinoma (HCC) the most common form of liver cancer and non-alcoholic steatohepatitis (NASH). Under the terms of the distribution agreement, Ewopharma paid Can-Fite $2,250 upfront and is entitled to up to an additional $40,450 payable upon the achievement of regulatory and sales milestones plus 17.5% royalties on net sales. In exchange, Ewopharma will have the exclusive right to market and sell Piclidenoson in Central Eastern European (CEE) countries and Namodenoson in CEE countries and Switzerland. Ewopharma has the right to extend the distribution agreement to new indications that Can-Fite may identify for its drug candidates.

In March 2021, the Company issued 5,926,830 ordinary shares represented by 197,561 ADSs in exchange for exercise of warrants. Total consideration received by the Company was $494.